CONSOLIDATED AND COMBINED STATEMENT OF SHAREHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands		Total	Redeemable Noncontrolling Interest	Match Group, Inc.	Common Stock Common Stock	Common Stock Class B Common Stock	Additional Paid-in Capital	Retained Earnings	Invested Capital	Accumulated Other Comprehensive (Loss) Income	Noncontrolling Interests
Balance at the beginning of the period (in shares) (Pro Forma) at Dec. 31, 2012	[1]				157,582
Balance at the beginning of the period at Dec. 31, 2012		$ 747,309		$ 696,402					$ 717,350	$ (20,948)	$ 50,907
Increase (Decrease) in Shareholders' Equity
Net (loss) earnings for period		126,210		125,003					125,003		1,207
Other comprehensive income, net of tax		5,927		4,560						4,560	1,367
Purchase of noncontrolling interests		(12,371)									(12,371)
Adjustment of redeemable noncontrolling interests and noncontrolling interests to fair value		(19,254)	$ 19,300	(21,563)					(21,563)		2,309
Transfer from noncontrolling interests to redeemable noncontrolling interests		(2,874)									(2,874)
Net increase (decrease) in IAC/InterActiveCorp's investment in Match Group, Inc. (in shares) | Pro Forma	[1]				3,013
Net increase (decrease) in IAC/InterActiveCorp's investment in Match Group, Inc.		30,959		30,959					30,959
Other		1,120									1,120
Balance at the end of the period (in shares) (Pro Forma) at Dec. 31, 2013	[1]				160,595
Balance at the end of the period at Dec. 31, 2013		877,026		835,361					851,749	(16,388)	41,665
Balance at the beginning of the period at Dec. 31, 2012			40,958
Increase (Decrease) in Redeemable Noncontrolling Interests
Net (loss) earnings for period			417
Other comprehensive income, net of tax			927
Purchase of redeemable noncontrolling interests			(40,182)
Adjustment of redeemable noncontrolling interests and noncontrolling interests to fair value			19,254
Transfer from noncontrolling interests to redeemable noncontrolling interests			2,874
Balance at the end of the period at Dec. 31, 2013			24,248
Increase (Decrease) in Shareholders' Equity
Net (loss) earnings for period		147,764		147,764					147,764
Other comprehensive income, net of tax		(61,557)		(61,660)						(61,660)	103
Purchase of noncontrolling interests		(50,662)									(50,662)
Adjustment of redeemable noncontrolling interests and noncontrolling interests to fair value		(21,072)	21,100	(30,441)					(30,441)		9,369
Net increase (decrease) in IAC/InterActiveCorp's investment in Match Group, Inc. (in shares) | Pro Forma	[1]				535
Net increase (decrease) in IAC/InterActiveCorp's investment in Match Group, Inc.		(91,437)		(91,437)					(91,437)
Other		(286)		0					0		(286)
Balance at the end of the period (in shares) (Pro Forma) at Dec. 31, 2014	[1]				161,130
Balance at the end of the period (in shares) at Dec. 31, 2014					0	0
Balance at the end of the period at Dec. 31, 2014		799,776		799,587	$ 0	$ 0	$ 0	$ 0	877,635	(78,048)	189
Increase (Decrease) in Redeemable Noncontrolling Interests
Net (loss) earnings for period			595
Other comprehensive income, net of tax			(494)
Purchase of redeemable noncontrolling interests			(41,743)
Adjustment of redeemable noncontrolling interests and noncontrolling interests to fair value			21,072
Balance at the end of the period at Dec. 31, 2014		3,678	3,678
Increase (Decrease) in Shareholders' Equity
Net (loss) earnings for period		120,383		120,383				35,593	84,790		0
Other comprehensive income, net of tax		(58,772)		(58,772)						(58,772)	0
Adjustment of redeemable noncontrolling interests and noncontrolling interests to fair value			(100)
Stock-based compensation expense		38,776		38,776			15,802		22,974
Transfer from noncontrolling interests to redeemable noncontrolling interests		(189)									(189)
Net increase (decrease) in IAC/InterActiveCorp's investment in Match Group, Inc. (in shares) | Pro Forma	[1]				12,678
Net increase (decrease) in IAC/InterActiveCorp's investment in Match Group, Inc.		88,851		88,851			(17,119)		105,970
Capital contribution from IAC/InterActiveCorp to partially fund the acquisition of PlentyOfFish (in shares)						36,111
Capital contribution from IAC/InterActiveCorp to partially fund the acquisition of PlentyOfFish		345,000		345,000		$ 36	344,964
Capitalization as a result of IPO (in shares) | Pro Forma	[1]				(173,808)
Capitalization as a result of IPO (in shares)						173,808
Capitalization as a result of IPO						$ 174	1,091,172		(1,091,346)
Dividend to IAC/InterActiveCorp		(1,467,768)		(1,467,768)			(1,442,787)	(24,981)
Issuance of common stock in connection with IPO (in shares)					38,333
Issuance of common stock in connection with IPO		428,283		428,283	$ 38		428,245
Issuance of common stock pursuant to stock-based awards, net of withholding taxes (in shares)					10
Issuance of common stock pursuant to stock-based awards, net of withholding taxes		104		104			104
Repurchase of stock-based awards		(23,431)		(23,431)			(23,431)
Income tax benefit related to stock-based awards		7,821		7,821			7,821
Other		(23)		(23)					(23)
Balance at the end of the period (in shares) (Pro Forma) at Dec. 31, 2015	[1]				0
Balance at the end of the period (in shares) at Dec. 31, 2015					38,343	209,919
Balance at the end of the period at Dec. 31, 2015		278,811		278,811	$ 38	$ 210	404,771	10,612	$ 0	(136,820)	$ 0
Increase (Decrease) in Redeemable Noncontrolling Interests
Net (loss) earnings for period			104
Other comprehensive income, net of tax			(239)
Stock-based compensation expense			5,067
Purchase of redeemable noncontrolling interests			(2,864)
Transfer from noncontrolling interests to redeemable noncontrolling interests			189
Other			(28)
Balance at the end of the period at Dec. 31, 2015		5,907	$ 5,907
Increase (Decrease) in Shareholders' Equity
Net (loss) earnings for period				7,152				7,152
Other comprehensive income, net of tax				7,490						7,490
Stock-based compensation expense				15,605			15,605
Issuance of common stock pursuant to stock-based awards, net of withholding taxes (in shares)					627
Issuance of common stock pursuant to stock-based awards, net of withholding taxes				(4,453)	$ 1		(4,454)
Income tax benefit related to stock-based awards				2,930			2,930
Balance at the end of the period (in shares) at Mar. 31, 2016					38,970	209,919
Balance at the end of the period at Mar. 31, 2016				$ 307,535	$ 39	$ 210	$ 418,852	$ 17,764		$ (129,330)
Increase (Decrease) in Redeemable Noncontrolling Interests
Net (loss) earnings for period		67
Other comprehensive income, net of tax		(3)
Balance at the end of the period at Mar. 31, 2016		$ 5,971

[1]	Common stock prior to the IPO was presented as a component of Invested Capital as the financial statements were prepared on a combined basis. Pro forma common stock is being presented for informational purposes.